WARRANTY LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2020
WARRANTY LIABILITIES
Schedule of Warranty Liability

	June 30,
	2019	2020
Beginning balance	$7,858	$12,116
Deconsolidation of a subsidiary	(130)	—
Expense accrued	7,538	2,309
Expense incurred	(2,899)	(4,027)
Translation adjustment	(251)	(334)

	$12,116	$10,064

Less: Current portion of warranty liabilities	(8,039)	(6,604)

Long-term warranty liabilities	$4,077	$3,460